Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Dec. 27, 2022 USD ($) Vessel Agreement	Feb. 28, 2023 Vessel	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)
Management Agreements [Abstract]
Fees from related parties			$ 46,354	$ 62,513
United [Member]
Management Agreements [Abstract]
Fees from related parties			1,324
Due from related parties			$ 3,930
Number of memoranda of agreement | Agreement	2
Number of vessels to be sold | Vessel	2
Sales price	$ 36,250
Number of vessels delivered | Vessel		2
Stamatios Tsantanis [Member]
Stock Purchases by CEO & CFO [Abstract]
Shares purchased by related party (in shares) | shares			100,000
Average price of shares purchased by related party (in dollars per share) | $ / shares			$ 5.32
Shares purchased by related party			$ 532
Stavros Gyftakis [Member]
Stock Purchases by CEO & CFO [Abstract]
Shares purchased by related party (in shares) | shares			18,510
Average price of shares purchased by related party (in dollars per share) | $ / shares			$ 5.4
Shares purchased by related party			$ 100